CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 18,077	$ 21,134	$ 76,548
Unrealized net loss on qualifying cash flow hedging instruments:
Amounts reclassified from accumulated other comprehensive loss to the statement of operations	0	0	(26)
Net other comprehensive loss	0	0	(26)
Comprehensive income	18,077	21,134	76,522
Comprehensive income/(loss) attributable to:
Golar LNG Partners LP Owners	19,196	17,805	73,164
Non-controlling interests	(1,119)	3,329	3,358
Comprehensive income	$ 18,077	$ 21,134	$ 76,522